Borrowings	6 Months Ended
Jun. 30, 2018
BORROWINGS [Abstract]
BORROWINGS

NOTE 5: BORROWINGS

Borrowings, as of June 30, 2018 and December 31, 2017, consisted of the following:

Facility	June 30, 2018	December 31, 2017
Secured credit facilities	$205,694	$219,856
2022 Senior Secured Notes	305,000	305,000
2022 Notes	650,000	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	162,715	167,912
Total borrowings	1,698,409	1,717,768
Less: current portion, net	(31,142)	(33,885)
Less: deferred finance costs, net	(31,789)	(35,280)
Total long-term borrowings	$1,635,478	$1,648,603

Secured Credit Facilities

As of June 30, 2018, the Company had secured credit facilities with various banks with a total outstanding balance of $205,694. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 2.55% to 3.60% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from March 2020 to November 2022. See also the maturity table included below.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes (as defined below) and the 2022 Notes (as defined below). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company’s senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on either charter-adjusted valuations, or charter-free valuations, ranging from over 115% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been amended for a specific period of time up to a maximum of two quarters (from the current balance sheet date) to include net total debt divided by total assets, as defined in each senior secured credit facility, to a maximum of 85% to 90%.

As of June 30, 2018, the Company was in compliance with all of the covenants under each of its credit facilities.

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on the capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios Maritime Partners L.P., Navios GP L.L.C., Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Maritime Containers Inc. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios South American Logistics Inc. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes. The net proceeds of the offering were used to complete a cash tender offer for its outstanding 8.125% Senior Notes due 2019 described below (the “2019 Notes”) and to redeem notes not purchased in the tender offer, including the payment of related fees and expenses and any redemption premium.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time on or after November 21, 2017 at a fixed price of 108.438%, which price declines ratably until it reaches par in January 2019.

The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The Co-Issuers were in compliance with the covenants as of June 30, 2018.

2019 Notes

On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. completed the sale of $350,000 of 2019 Notes. During July, August and October 2016, the Company repurchased $58,906 of its 2019 Notes for a cash consideration of $30,671 resulting in a gain on bond extinguishment of $27,670, net of deferred fees written-off. On November 21, 2017, Co-Issuers completed the sale of the 2022 Senior Secured Notes. The net proceeds of the offering of the 2022 Senior Secured Notes have been used to repay, in full, the outstanding amount of the 2019 Notes.

2022 Notes

On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”).

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co-Issuers”) and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of June 30, 2018.

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes are unregistered and are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegaçăo Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which do not guarantee the 2022 Logistics Senior Notes pursuant to certain exceptions under the indenture, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional” except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.

The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.

The indenture governing the 2022 Logistics Senior Notes include customary events of default, including failure to pay principal and interest on the 2022 Logistics Senior Notes, a failure to comply with covenants, a failure by Navios Logistics or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary to pay material judgments or indebtedness and bankruptcy and insolvency events with respect to us or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary.

As of June 30, 2018, all subsidiaries, including Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte are 100% owned. Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte do not have any independent assets or operations.

In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Logistics Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

The 2022 Logistics Co-Issuers were in compliance with the covenants as of June 30, 2018.

Navios Logistics

As of June 30, 2018, Navios Logistics had long-term loans and notes payable with a total outstanding balance of $162,715. The purpose of the facilities was to finance the construction of its dry port terminal, the acquisition of vessels, or for general corporate purposes. The facilities are mainly denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 3.15% to 3.25% per annum. The facilities are repayable in installments and have maturities ranging from September 2021 to November 2024. See also maturity table included below.

Navios Acquisition Loan

On November 3, 2017, the Company prepaid in full the outstanding amount of $55,132 under its secured loan facility of up to $70,000 with Navios Acquisition entered into in September 2016. The prepayment amount consisted of the $50,000 drawn under the facility and $5,132 of accrued interest. Please see also Note 8.

During the six month period ended June 30, 2018, the Company, in relation to its secured credit facilities, paid $19,342 related to scheduled repayment installments.

The annualized weighted average interest rates of the Company’s total borrowings were 7.57% and 6.91% for the three month periods ended June 30, 2018 and 2017, respectively, and 7.50% and 6.89% for the six month periods ended June 30, 2018 and 2017, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2018, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2019	$33,203
June 30, 2020	73,022
June 30, 2021	30,560
June 30, 2022	1,217,875
June 30, 2023	338,695
June 30, 2024 and thereafter	5,054
Total	$1,698,409